Cover	Feb. 04, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by urban-gro, Inc. (the “Company”) on February 10, 2026 (the “Original Form 8-K”). The Original Form 8-K disclosed the Company’s entry into an Equity Line of Credit Agreement (the “ELOC Agreement”). This Amendment is being filed to clarify that issuances of common stock under the ELOC Agreement are subject to the shareholder approval requirements of Nasdaq Listing Rule 5635(d). Except as expressly amended hereby, the disclosures set forth in the Original Form 8-K remain unchanged.
Document Period End Date	Feb. 04, 2026
Entity File Number	001-39933
Entity Registrant Name	URBAN-GRO, INC.
Entity Central Index Key	0001706524
Entity Tax Identification Number	46-5158469
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1751 Panorama Point,
Entity Address, Address Line Two	Unit G
Entity Address, City or Town	Lafayette,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80026
City Area Code	720
Local Phone Number	390-3880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	UGRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false